SUBSEQUENT EVENTS:	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS:
NOTE 13 - SUBSEQUENT EVENTS

In November, 2016, the board of directors approved an increase of 900,000 ordinary shares, to the pool included under the option Plan. The shares were registered in January 2017.